Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Capital Reserves [Member]	Retained Earnings [Member]	Total
Balance, value at May. 31, 2021	$ 9	$ 1,503		$ 2	$ 761	$ 2,275
Balance, shares at May. 31, 2021	18,038
Dividends declared to the former shareholders					(2,707)	(2,707)
Net income (loss) for the year					2,233	2,233
Foreign currency translation adjustment			(96)			(96)
Balance, value at May. 31, 2022	$ 9	1,503	(96)	2	287	1,705
Balance, shares at May. 31, 2022	18,038
Dividends declared to the former shareholders					(1,023)	(1,023)
Net income (loss) for the year					806	806
Foreign currency translation adjustment			16			16
Balance, value at May. 31, 2023	$ 9	1,503	(80)	2	70	1,504
Balance, shares at May. 31, 2023	18,038
Net income (loss) for the year					(977)	(977)
Foreign currency translation adjustment			(143)			(143)
Balance, value at May. 31, 2024	$ 9	$ 1,503	$ (223)	$ 2	$ (907)	$ 384
Balance, shares at May. 31, 2024	18,038